RELATED PARTY TRANSACTIONS	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
RELATED PARTY TRANSACTIONS
NOTE 8 - RELATED PARTY TRANSACTIONS

NOTE 8 – RELATED PARTY TRANSACTIONS

The Company is provided office space by one of the officers and directors at no charge. The Company believes that this office space is sufficient for its needs for the foreseeable future.

On March 1, 2020, Willy A Saint-Hilaire was issued a warrant at a price of $0.000025 per share ($25.00 total) to purchase 1,000,000 shares of common stock at the exercise price of $0.60 per share.

On April 28, 2020, 2020, Shahram Khial was issued a warrant at a price of $0.000025 per share ($12.50 total) to purchase 500,000 shares of common stock at the exercise price of $0.60 per share.

On May 1, 2020, Mike Zaman was issued a warrant at a price of $0.000025 per share ($25.00 total) to purchase 1,000,000 shares of common stock at the exercise price of $0.60 per share.

On May 1, 2020, Montse Zaman was issued a warrant at a price of $0.000025 per share ($25.00 total) to purchase 1,000,000 shares of common stock at the exercise price of $0.60 per share.

On May 4, 2020 Arnulfo Saucedo-Bardan was issued a warrant at a price of $0.000025 per share ($25.00 total) to purchase 1,000,000 shares of common stock at the exercise price of $0.60 per share.

On May 8, 2020, Malcolm Ziman was issued a warrant at a price of $0.000025 per share ($5.00 total) to purchase 200,000 shares of common stock at the exercise price of $0.60 per share.

On May 8, 2020 Brian D Colvin was issued a warrant at a price of $0.000025 per share ($25.00 total) to purchase 1,000,000 shares of common stock at the exercise price of $0.60 per share.

On May 8, 2020 Jacob Colvin was issued a warrant at a price of $0.000025 per share ($5.00 total) to purchase 200,000 shares of common stock at the exercise price of $0.60 per share.

On May 8, 2020 Brett Matus was issued a warrant at a price of $0.000025 per share ($5.00 total) to purchase 200,000 shares of common stock at the exercise price of $0.60 per share.

On May 11, 2020, Mohammad Sadrolashrafi was issued a warrant at a price of $0.000025 per share ($12.50 total) to purchase 500,000 shares of common stock at the exercise price of $0.60 per share.

On May 19, 2020 Joan R Saint-Hilaire was issued a warrant at a price of $0.000025 per share ($2.50 total) to purchase 100,000 shares of common stock at the exercise price of $0.60 per share.

On May 19, 2020 Marvin A Saint-Hilaire was issued a warrant at a price of $0.000025 per share ($2.50 total) to purchase 100,000 shares of common stock at the exercise price of $0.60 per share.

On May 20, 2020 Willy Rafael Saint-Hilaire was issued a warrant at a price of $0.000025 per share ($5.00 total) to purchase 200,000 shares of common stock at the exercise price of $0.60 per share.

On May 29, 2020 Ybelka Saint-Hilaire was issued a warrant at a price of $0.000025 per share ($5.00 total) to purchase 200,000 shares of common stock at the exercise price of $0.60 per share.

On June 9, 2020 Kenneth Cornell Bosket was issued a warrant at a price of $0.000025 per share ($25.00 total) to purchase 1,000,000 shares of common stock at the exercise price of $0.60 per share.

On July 1, 2020 Theresa Kitt was issued a warrant at a price of $0.000025 per share ($5.00 total) to purchase 200,000 shares of common stock at the exercise price of $0.60 per share.

On July 10, 2020, Shahram Khial was issued a warrant at a price of $0.000025 per share ($12.50 total) to purchase 500,000 shares of common stock at the exercise price of $0.60 per share.

The Company is periodically advanced operating funds from related parties with convertible notes payable. During the six months ended June 30, 2022, total convertible notes and not convertible notes from related parties was $16,028 and $15,300, respectively. The Company is also periodically advanced funds to cover account payables by direct payment of the account payables from related parties

The Company entered into an agreement, effective January 1, 2020, to pay Mike Zaman $20,000 per month for managerial services.

The Company entered into an agreement, effective January 1, 2020, to pay Kenneth Bosket $5,000 per month for administrative services.

The Company entered into an agreement, effective January 1, 2020, to pay Montse Zaman $5,000 per month for administrative services.

As of June 30, 2022, the Company has a balance of $1,029,690 of accounts and accrued expenses payable with related parties.

NOTE 8 – RELATED PARTY TRANSACTIONS

The Company is provided office space by one of the officers and directors at no charge. The Company believes that this office space is sufficient for its needs for the foreseeable future.

On September 1, 2020, the Company entered into a Services Agreement with American Video Teleconferencing Corp (AVOT) to provide advertising, branding and marketing solutions. The Company was compensated $17,000 for services to be rendered for a period of 12 months. Total compensation of $17,000 was converted to 17,000,000 shares of AVOT restricted common stock The Company recognized $5,663 in revenue for the year ending December 31, 2020. The remaining $11,333 in deferred revenue was completed as of December 31, 2021.

On January 03, 2021, the Company paid the remaining payable balance due to Montse Zaman of $1,000.

On February 09, 2021, American Video Teleconferencing Corp. paid the Company $150 for press release services.

On March 12, 2021, the Company entered into a promissory note with Willy A Saint-Hilaire in the amount of $9,332. The company made principal reduction payments of $5,421, during the year ended period of December 31, 2021. As of December 31, 2021, the balance on this note is $3,912.

On April 6, 2021, the Company entered into a convertible promissory note with Willy A Saint-Hilaire in the amount of $2,500. As of December 31, 2021, the principal balance on this note was $2,500.

On April 16, 2021, the Company entered into a convertible promissory note with Willy A Saint-Hilaire in the amount of $1,518. As of December 31, 2021, the principal balance on this note was $1,518.

On April 21, 2021, the Company entered into a convertible promissory note with Willy A Saint-Hilaire in the amount of $1,109.83 at an interest rate of 12%. As of December 31, 2021, the principal balance on this note was $1,110.

On April 22, 2021, the Company entered into a convertible promissory note with Shahram Khial in the amount of $3,500. As of December 31, 2021, the principal balance on this note was $3,500.

On April 30, 2021, the Company entered into a convertible promissory note with Willy A Saint-Hilaire in the amount of $2,750.00. As of December 31, 2021, the principal balance on this note was $2,750.

On May 4, 2021, the Company entered into a convertible promissory note with Willy A Saint-Hilaire in the amount of $750. As of December 31, 2021, the principal balance on this note was $750.

On May 21, 2021, the Company entered into a convertible promissory note with Willy A Saint-Hilaire in the amount of $7,280 at 12% interest with an original issuance discount of $280 and a $172 amortization expense for the year ended December 31, 2021. The Company has made payments of $980, during the year ended period of December 31, 2021.

Shahram Khial

On April 27, 2021, the Company entered into a convertible promissory note with Shahram Khial in the amount of $3,500. The note carries interest at 12% per annum. The holder has the right to convert principal of the note and accrued interest into Common shares. As of December 31, 2021, the balance on this note was $3,500.

On October 25, 2021, Jamie Hadfield purchased 400,000 shares of common stock at $0.50 per share at purchase price of $200,000.